Income Taxes (Tables)	6 Months Ended
Jun. 30, 2018
Income Taxes
Schedule of net income (loss) before income tax expense	:

(in thousands)	2017	2016
Domestic	$(9,064)	$(19,006)
Foreign	15,759	6,686
Net income (loss) before income tax	$6,695	$(12,320)

Schedule of income tax provision

(in thousands)	2017	2016
Current tax expense:
Federal	$—	$—
State	—	8
Foreign	5,200	1,632
Current tax expense	5,200	1,640
Deferred tax expense
Federal	—	—
State	—	—
Foreign	(342)	242
Deferred tax expense	(342)	242
Income tax expense	$4,858	$1,882

Reconciliation of statutory federal income tax rate to the loss before income tax

(in thousands)	2017	2016
Tax computed at federal statutory rate	$2,276	$(4,189)
State tax, net of federal tax benefit	(102)	(125)
Permanent items	1,078	662
Foreign dividends and unremitted earnings	796	586
Foreign rate differential	(1,897)	(991)
Rate change due to tax reform	17,176	—
Federal credits	(302)	(363)
Tax contingencies, net of reversals	592	663
Other	109	302
Valuation allowance	(14,868)	5,337
Income tax expense	$4,858	$1,882

Schedule of deferred tax assets and deferred tax liabilities

(in thousands)	2017	2016
Deferred tax assets:
Net operating loss carryforwards	$21,626	$35,803
Research and alternative minimum tax credits	3,635	3,373
Accrued expenses and other	1,891	2,466
Inventory	2,280	2,155
Property and equipment	1,644	2,351
Total gross deferred tax assets	31,076	46,148
Less valuation allowance	(28,873)	(43,741)
Total deferred tax assets	2,203	2,407
Deferred tax liabilities
Intangible assets	(396)	(503)
Unremitted foreign earnings	—	(521)
Total deferred tax liabilities	(396)	(1,024)
Net deferred tax assets	$1,807	$1,383

Schedule of reconciliation of the changes in the unrecognized tax benefit

(in thousands)
Balance at December 31, 2015	$1,528
Additions based on tax positions related to the current year	570
Additions for tax positions of prior years	3
Other	(51)
Balance at December 31, 2016	$2,050
Additions based on tax positions related to the current year	365
Additions for tax positions of prior years	99
Other	3
Balance at December 31, 2017	$2,517